Fair Value Of Financial Instruments - Fair Value Financial Instruments (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Interest receivable	$ 128,431	$ 129,972	$ 129,972	$ 134,083
Carrying Value Disclosure
Cash and equivalents	2,362,606	3,143,377		1,183,787
Accounts receivable	208,831	197,687		139,572
Interest receivable	128,431	129,672		134,083
Mortgage loans receivable	26,396,107	26,675,361		30,020,399
Bond portfolio	10,026,888	9,279,442		10,379,708
Secured investor certificates	25,418,000	25,695,000		26,166,000
Fair Value Disclosure
Cash and equivalents	2,362,606	3,143,377		1,183,787
Accounts receivable	208,831	197,687		139,572
Interest receivable	128,431	129,672		134,083
Mortgage loans receivable	29,865,281	28,950,766		37,828,821
Bond portfolio	10,026,888	9,279,442		10,379,708
Secured investor certificates	$ 33,240,006	$ 36,312,309		$ 28,668,404